Related Party Transactions - Revenue by parties (Details) - Related party	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction
Total revenue from related parties	¥ 126,399,990	$ 19,834,917	¥ 177,025,427	¥ 402,889,899
One-time commissions
Related Party Transaction
Total revenue from related parties	13,477,880	2,114,973	58,396,476	60,723,911
One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	13,477,880	2,114,973	58,159,887	58,676,277
One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties			236,589	2,047,634
Recurring management fee
Related Party Transaction
Total revenue from related parties	102,896,582	16,146,720	98,405,095	340,732,359
Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	102,896,582	16,146,720	98,405,095	340,732,359
Recurring service fees
Related Party Transaction
Total revenue from related parties	10,025,528	1,573,224	20,223,856	1,433,629
Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	¥ 10,025,528	$ 1,573,224	¥ 20,223,856	¥ 1,433,629